Share-based Compensation (Details 5) - 2009 RSU Plan $ / shares in Units, $ in Millions	Dec. 31, 2018 USD ($) $ / shares shares
Share based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 822.7
Company's closing stock price per ADS used to calculate intrinsic value	$ 235.37
Company's closing stock price per share used to calculate intrinsic value	$ 9.4148
Number of shares available for future grant | shares	79,343,175